Segmented information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segmented information
12.	Segmented information

The Company operates in one operating segment and two geographic regions. The geographic region that the external revenue is derived from is determined by the residency of the customer. Intersegment revenue is determined by the residency of the subsidiary selling the product. Information by geographic region is summarized as follows:

	2011	2010	2009
External revenue from operations located in:
Canada	$5,793	$3,841	$1,473
Hong Kong and People's Republic of China	3,682	5,110	5,468
	$9,475	$8,951	$6,941
Intersegment revenue from operations located in:
Canada	$3,538	$4,580	$4,454
Hong Kong and People's Republic of China	-	-	556
	$3,538	$4,580	$5,010
Net earnings (loss) from operations located in:
Canada	$3,002	$1,338	$110
Hong Kong and People's Republic of China	13	(80)	64
	$3,015	$1,258	$174

The Company had no long-lived assets, which comprise of all assets not classified as current, as at December 31, 2011. All of the Company's long-lived assets were in the Canadian geographic region as at December 31, 2010 and 2009.

Major customers:

Major customers include all customers with whom the Company has derived revenue greater than 10% of its total revenue within the reporting period.

For the year ended December 31, 2011, consolidated revenue included sales to four major customers. Two of these customers accounted for $2,172,000 and $1,190,000, respectively, from the Hong Kong and People’s Republic of China geographic region and two customers accounted for $3,890,000 and $1,190,000, respectively, from the Canadian geographic region.

For the year ended December 31, 2010, consolidated revenue included sales to four major customers. Two of these customers accounted for $2,103,000 and $1,444,000, respectively, from the Hong Kong and People’s Republic of China geographic region, one customer accounted for $1,647,000 from the Canadian geographic region, and a fourth customer accounted for a total of $2,730,000 of which $1,843,000 was from the Canadian geographic region and $887,000 was from the Hong Kong and People’s Republic of China geographic region.

For the year ended December 31, 2009, consolidated revenue included sales to three major customers, which accounted for $1,040,000 from the Canadian geographic region and $2,328,000 and $2,013,000, respectively, from the Hong Kong and People’s Republic of China geographic region.

[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars